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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 30 September 2010


Check here if Amendment [ ]; Amendment Number:___________

This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LIMITED
Address:   FIFTH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD
           UNITED KINGDOM

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN L. BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7000


Signature, Place, and Date of Signing:

/s/ John L. Barrett                         LONDON, UK      11 OCT 2010
--------------------------------------     ------------     ------------
             [Signature]                   [City, State]    [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name
28-01190                   RUSSELL TRUST COMPANY
--------------------
[Repeat as necessary.]


                                        9


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           69
                                           ---------
Form 13F Information Table Value Total:    3,649,322
                                           ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name
          28-
-----     --------------------         ----------------------
[Repeat as necessary.]


                                       10

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

Column 1         Column 2       Column 3    Column 4              Column 5            Column 6      Column 7        Column 8
                                             Q3 2010                                                              VOTING AUTHORTIY
-----------------------------------------------------------------------------------------------------------------------------------
                     TITLE OF                   VALUE        SHRS OR            PUT/   INVESTMENT    OTHER
NAME OF ISSUER       CLASS      CUSIP         (X$1000)       PRN AMT  SH/PRN    CALL   DISCRETION    MANAGERS  SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc            COM        013817101    32603.753     2,692,300                    SOLE           NONE           SHARED
Allstate Corp        COM        020002101        18.93           600                    SOLE           NONE           SHARED
BP Plc ADR           ADR        055622104    14973.529       363,700                    SOLE           NONE           SHARED
BankAmerUSD0.01      COM        060505104  33289.60037     2,540,706                    SOLE           NONE           SHARED
Baxter Intl          COM        071813109     56059.25     1,175,000                    SOLE           NONE           SHARED
CBS Corp B Shs       COM        124857202    55613.833     3,506,550                    SOLE           NONE           SHARED
CPFL EnergiaADR      ADR        126153105  57178.00817       812,303                    SOLE           NONE           SHARED
Canon ADR            ADR        138006309      17831.8       379,400                    SOLE           NONE           SHARED
Chevron Corp         COM        166764100      86885.6     1,072,000                    SOLE           NONE           SHARED
Conagra Foods        COM        205887102  47627.87856     2,170,824                    SOLE           NONE           SHARED
DeutscheTel ADR      ADR        251566105    12222.021       896,700                    SOLE           NONE           SHARED
Edison Intl          COM        281020107    44751.707     1,301,300                    SOLE           NONE           SHARED
Firstenergy Co       COM        337932107       11.562           300                    SOLE           NONE           SHARED
Gen Electric         COM        369604103   27332.9225     1,682,026                    SOLE           NONE           SHARED
Genuine Parts        COM        372460105    55866.811     1,252,900                    SOLE           NONE           SHARED
GpoAero Pac ADS      ADR        400506101   97101.1692     2,819,430                    SOLE           NONE           SHARED
Heinz H.J            COM        423074103  54759.38841     1,155,993                    SOLE           NONE           SHARED
ING Groep ADR        ADR        456837103   7561.62708       734,852                    SOLE           NONE           SHARED
Itau Unib P ADR      ADR        465562106   96706.8219     3,999,455                    SOLE           NONE           SHARED
Johnson&Johnson      COM        478160104   69024.6792     1,114,020                    SOLE           NONE           SHARED
Marathon Oil         COM        565849106      17.3775           525                    SOLE           NONE           SHARED
Microsoft Corp       COM        594918104  38985.80243     1,591,907                    SOLE           NONE           SHARED
Nat Grid ADR         ADR        636274300   6060.91666       141,809                    SOLE           NONE           SHARED
Nippon Tel ADR       ADR        654624105         1111        50,500                    SOLE           NONE           SHARED
Pfizer Inc           COM        717081103  76157.84406     4,435,518                    SOLE           NONE           SHARED
PLDT ADR             ADR        718252604  222788.4445     3,721,825                    SOLE           NONE           SHARED
Reed Elsev ADR       ADR        758204200  10125.47316       401,964                    SOLE           NONE           SHARED
Royal Dutch ADR      ADR        780259206      2972.79        49,300                    SOLE           NONE           SHARED
Sasol ADR            ADR        803866300      792.783        17,700                    SOLE           NONE           SHARED
Siemens  AG ADR      ADR        826197501      5976.18        56,700                    SOLE           NONE           SHARED
Southwestern         COM        845467109    73882.336     2,209,400                    SOLE           NONE           SHARED
TaiwanSMC ADR        ADR        874039100  153891.0789    15,176,635                    SOLE           NONE           SHARED
Telecom NZ ADR       ADR        879278208    3944.5408       524,540                    SOLE           NONE           SHARED
Telefonica ADR       ADR        879382208  13899.34335       187,449                    SOLE           NONE           SHARED
ToyotaMotor ADR      ADR        892331307      10857.6       150,800                    SOLE           NONE           SHARED
Turkcell IM ADR      ADR        900111204     5988.348       357,300                    SOLE           NONE           SHARED
US Bancorp           COM        902973304    35815.692     1,656,600                    SOLE           NONE           SHARED
Unilever PlcADR      ADR        904767704    21103.902       725,220                    SOLE           NONE           SHARED
UPS                  COM        911312106    44035.407       660,300                    SOLE           NONE           SHARED
Wal-Mart St          COM        931142103    54948.984     1,026,700                    SOLE           NONE           SHARED
Wells Fargo          COM        949746101  30995.80283     1,234,155                    SOLE           NONE           SHARED
Total ADR            ADR        89151E109      3364.32        65,200                    SOLE           NONE           SHARED
Vale Prf ADR         ADR        91912E204  343778.2943    12,388,407                    SOLE           NONE           SHARED
AT & T Inc           COM        00206R102   52998.3168     1,853,088                    SOLE           NONE           SHARED
BCE Inc              COM        05534B760    96767.244     2,890,300                    SOLE           NONE           SHARED
BSCH ADR             ADR        05964H105     8916.438       704,300                    SOLE           NONE           SHARED
Bco Santan ADR       ADR        05965X109  68998.20235       714,637                    SOLE           NONE           SHARED
BanColombia ADR      ADR        05968L102  157746.6273     2,403,575                    SOLE           NONE           SHARED
Chunghwa ADR         ADR        17133Q106  277759.7882    12,388,929                    SOLE           NONE           SHARED
Ambev Prf ADR        ADR        20441W203  145458.3799     1,176,467                    SOLE           NONE           SHARED
Duke Energy          COM        26441C105       26.565         1,500                    SOLE           NONE           SHARED
ENI SpA ADR          ADR        26874R108       971.55        22,500                    SOLE           NONE           SHARED
Enersis SA ADR       ADR        29274F104  286748.2021    12,196,861                    SOLE           NONE           SHARED
Entergy Corp         COM        29364G103       15.306           200                    SOLE           NONE           SHARED
Exxon Mobil          COM        30231G102       30.895           500                    SOLE           NONE           SHARED
France Tel ADR       ADR        35177Q105     9382.774       435,800                    SOLE           NONE           SHARED
Glaxo ADR            ADR        37733W105    18997.264       480,700                    SOLE           NONE           SHARED
Grupo Tel ADR        ADR        40049J206  51183.84084     2,705,277                    SOLE           NONE           SHARED
KB Fin ADR           ADR        48241A105    2641.2207        61,610                    SOLE           NONE           SHARED
KT Corp ADR          ADR        48268K101   1546.65324        75,594                    SOLE           NONE           SHARED
Merck & Co           COM        58933Y105   91839.4776     2,494,960                    SOLE           NONE           SHARED
Novartis ADR         ADR        66987V109    21349.434       370,200                    SOLE           NONE           SHARED
SK Telecom ADR       ADR        78440P108   3005.45145       172,035                    SOLE           NONE           SHARED
Sanofi Aven ADR      ADR        80105N105    13037.325       392,100                    SOLE           NONE           SHARED
3M Co                COM        88579Y101    27634.477       318,700                    SOLE           NONE           SHARED
Verizon Com New      COM        92343V104  50716.75354     1,556,206                    SOLE           NONE           SHARED
Vodafone ADR         ADR        92857W209    15590.604       628,400                    SOLE           NONE           SHARED
Wellpoint            COM        94973V107    42808.512       755,800                    SOLE           NONE           SHARED
Credicorp ADR        ADR        G2519Y108  174235.9053     1,529,727                    SOLE           NONE           SHARED
                                           3649322.409
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